SCHEDULE OF FAIR VALUE HIERARCHY VALUATION INPUTS (Details) - Fair Value, Recurring [Member] - DHC Acquisition Corp [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and investment held in trust account	$ 22,040,092	$ 313,913,217
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability	206,300	103,150
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability	$ 122,520	$ 61,260